COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($) item
CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES
Number of long-term deposits pledged | item	3
Long-term deposit pledged by israeli subsidiary | $	$ 359
Lease agreement contract
CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES
Number of bank guarantees issued | item	1
Total secured amount | $	$ 118
Commercial agreement contract
CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES
Number of bank guarantees issued | item	1
Total secured amount | $	$ 20